SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) shares in Millions	Sep. 14, 2021	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Cash equivalents		$ 0		$ 0
Prepaid expense, current		133,417		35,000
Deferred offering costs				1,643,881
Debt issuance costs, gross		350,320		575,438
Impairment of long-lived assets		$ 0		$ 0
Trio LLC [Member]
Issuance of share	4.9
Business acquisition percentage.	45.00%	1.00%		29.00%
Trio LLC [Member] | South Salinas Project [Member]
Business acquisition percentage.	82.75%	85.75%	85.75%